Severance Indemnities and Pension Plans	6 Months Ended
Sep. 30, 2023
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans	SEVERANCE INDEMNITIES AND PENSION PLANS
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022		2023
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,580	¥17,788	¥8,281	¥56	¥6,141	¥30
Interest cost on projected benefit obligation	7,131	10,288	7,667	340	4,345	594
Expected return on plan assets	(42,328)	(41,218)	(18,381)	(1,338)	(5,574)	(732)
Amortization of net actuarial loss (gain)	346	925	3,896	(77)	837	584
Amortization of prior service cost	(650)	(973)	(1,607)	(212)	(435)	(208)
Loss (gain) on settlements and curtailment	(2,121)	(6,393)	—	—	974	—
Net periodic benefit cost (income)	¥(17,042)	¥(19,583)	¥(144)	¥(1,231)	¥6,288	¥268